Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	September 30,	December 31,
(In thousands)	2023	2022
Office and computer equipment	$434	$430
Leasehold improvements	113	113
Internally developed software	5,687	4,050
Other software	67	68
Property, plant and equipment, gross	$6,301	$4,661
Less: accumulated depreciation and amortization of software	(1,411)	(1,229)
Property, plant and equipment, net	$4,890	$3,432

For the three and nine months ended September 30, 2023 and 2022, depreciation expense and amortization expense was $0.1 million and $0.2 million, respectively, and $0.1 million and $0.3 million, respectively.

Note 6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,	December 31,
(In thousands)	2022	2021
Office and computer equipment	$430	$356
Leasehold improvements	113	113
Internally developed software	4,050	1,020
Other software	68	66
Property, plant and equipment, gross	$4,661	$1,555
Less: accumulated depreciation and amortization of software	(1,229)	(805)
Property, plant and equipment, net	$3,432	$750

For the years ended December 31, 2022, 2021, and 2020, depreciation expense and amortization expense was $424 thousand, $343 thousand, and $235 thousand, respectively.